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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 12/31/05

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Media Group Research

Address: 365 Boston Post Road
         Suite 210
         Sudbury, MA 01776


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert Befumo
Title: Client Service Representative
Phone: 212-713-9187


Signature, Place, and Date of Signing:

Robert Befumo                   New York, NY                    02/14/06
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]



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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]


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
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                                                                                ITEM 6
                                                                ITEM 5       INVEST. DISC.        ITEM 7           ITEM 8
        ITEM1                 ITEM 2     ITEM 3      ITEM 4    SHARES OR                SHARED                VOTING AUTHORITY
   NAME OF ISSUER            TITLE OF    CUSIP      FAIR MKT   PRINCIPAL  SOLE   SHARED  OTHER    OTHER    SOLE   SHARED    NONE
                              CLASS      NUMBER      VALUE      AMOUNT     (A)     (B)    (C)    MANAGERS  (A)      (B)      (C)
-----------------------------------------------------------------------------------------------------------------------------------
CENTRAL EUROPEAN MEDIA       OTC EQ     G20045202  9,906,227   171,092     N       X                       MEDI   171,092      0
COMCAST CORP-CL A            OTC EQ     20030N101  1,788,480    69,000     N       X                       MEDI    69,000      0
CABLEVISION SYSTEMS CORP C   COMMON     12686C109  2,548,842   108,600     N       X                       MEDI   108,600      0
IAC/INTERACTIVECORP          OTC EQ     44919P300    728,983    25,750     N       X                       MEDI    25,750      0
LIBERTY GLOBAL INC           OTC EQ     530555101  3,200,153   142,229     N       X                       MEDI   142,229      0
LIBERTY GLOBAL INC           OTC EQ     530555309  3,015,255   142,229     N       X                       MEDI   142,229      0
MEDIACOM COMMUNICATIONS CO   OTC EQ     58446K105  2,272,860   414,000     N       X                       MEDI   414,000      0
MILLICOM INTERNATIONAL       OTC EQ     L6388F110  5,658,892   210,838     N       X                       MEDI   210,838      0
NTL INC DEL                  OTC EQ     62940M104  9,197,744   135,102     N       X                       MEDI   135,102      0
ROGERS COMMUNICATIONS INC    COMMON     775109200  4,871,522   115,275     N       X                       MEDI   115,275      0
TURKCELL ILETISIM            COMMON     900111204  1,536,000   100,000     N       X                       MEDI   100,000      0
TIME WARNER INC              COMMON     887317105  4,360,000   250,000     N       X                       MEDI   250,000      0
OPEN JOINT STOCK CO VIMPEL   COMMON     68370R109  2,246,884    50,800     N       X                       MEDI    50,800      0
VALUEVISION INTERNATIONAL    OTC EQ     92047K107  1,874,376   148,760     N       X                       MEDI   148,760      0